Summary of Significant Accounting Policies (Details)			12 Months Ended
	Jan. 23, 2026 $ / shares	Oct. 11, 2024 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Summary of Significant Accounting Policies [Line Items]
Federal depository insurance coverage amount			$ 250,000
Aggregate shares (in Shares) | shares			20,900,000
Dissolution expenses			$ 100,000
Convert shares (in Shares) | shares		355,000	355,000
Convertible promissory note		$ 3,900,000	$ 400,000
Convertible debt			667,066
Interest expense			244,772	$ 442,128
Capitalized debt discount			$ 105,570
Effective tax rate			(0.30%)	(10.60%)
Statutory tax rate			21.00%	21.00%
Accrued interest and penalties			$ 0	$ 210,648
Net of expenses paid			$ 280,694
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Convert shares (in Shares) | shares			80,000
Convertible Promissory Note [Member]
Summary of Significant Accounting Policies [Line Items]
Convertible promissory note			$ 1,500,000
Interest expense			$ 105,570	$ 0
Income Taxes [Member]
Summary of Significant Accounting Policies [Line Items]
Effective tax rate			0.00%	(10.60%)
Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of vest	25.00%
Percentage of vest remainning	75.00%
Percentage of founder shares	25.00%
Common stock share exceeds price per share (in Dollars per share) | $ / shares	$ 18
Subsequent Event [Member] | Hurdle One [Member]
Summary of Significant Accounting Policies [Line Items]
Number of barrels per day	16,170
Subsequent Event [Member] | Hurdle Two [Member]
Summary of Significant Accounting Policies [Line Items]
Number of barrels per day	49,000
Minimum [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Consecutive trading days	20 days
Maximum [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Consecutive trading days	30 days
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock subject to possible redemption temporary equity (in Shares) | shares			0	249,659